Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2012
Registrant Name	DUPREE MUTUAL FUNDS
Central Index Key	0000311101
Amendment Flag	false
Document Creation Date	Jan 11, 2013
Document Effective Date	Jan 11, 2013
Prospectus Date	Nov 1, 2012

DUPREE MUTUAL FUNDS

SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 1, 2012

The net expense ratio and shareholder services fee as stated on Page 18 in the "Annual Operating Expenses for the North Carolina Short to Medium Series" are corrected to read .78 and .15 respectively. The Prospectus as issued did not correspond with the "Financial Highlights of the North Carolina Short to Medium Series " as reflected in the Annual Report to Shareholders and understated the net expense ratio and shareholder services fee by 2 basis points, and the purpose of this supplement is to correct the understatement.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Supplement [Text Block]	df1_SupplementTextBlock

DUPREE MUTUAL FUNDS

SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 1, 2012

The net expense ratio and shareholder services fee as stated on Page 18 in the "Annual Operating Expenses for the North Carolina Short to Medium Series" are corrected to read .78 and .15 respectively. The Prospectus as issued did not correspond with the "Financial Highlights of the North Carolina Short to Medium Series " as reflected in the Annual Report to Shareholders and understated the net expense ratio and shareholder services fee by 2 basis points, and the purpose of this supplement is to correct the understatement.

North Carolina Tax-Free Short-to-Medium Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	df1_SupplementTextBlock

DUPREE MUTUAL FUNDS

SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 1, 2012

The net expense ratio and shareholder services fee as stated on Page 18 in the "Annual Operating Expenses for the North Carolina Short to Medium Series" are corrected to read .78 and .15 respectively. The Prospectus as issued did not correspond with the "Financial Highlights of the North Carolina Short to Medium Series " as reflected in the Annual Report to Shareholders and understated the net expense ratio and shareholder services fee by 2 basis points, and the purpose of this supplement is to correct the understatement.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 11, 2013